Plan Of Reorganization (Tables)	3 Months Ended
Mar. 31, 2013
Plan Of Reorganization
Plan Of Reorganization

It was determined that SMSA Crane Acquisition Corp’s reorganization value computed immediately before August 1, 2007, the confirmation date of the Plan of Reorganization, was approximately $1,000, which consisted of the following:

Current assets to be transferred to the post-confirmation entity	$1,000
Fair market value of property and equipment	-
Deposits with vendors and other assets transferred
to the post-confirmation entity	-

Reorganization value	$1,000